LEASES (Tables)	12 Months Ended
Dec. 31, 2019
LEASES
Summary of carrying amounts of right-of-use assets

As at
December 31, 2019
As at January 1, 2019	$83,743
Additions and modifications, net of disposals	46,822
Amortization	(12,984)
As at December 31, 2019	$117,581

Summary of lease obligations included in the consolidated balance sheets

As at
December 31, 2019
Current	$14,693
Non-current	102,135
Total lease obligations	$116,828

Summary of future minimum lease payments required to meet obligations that have initial or remaining non-cancellable lease terms

As at
December 31, 2019
Within 1 year	$16,641
Between 1 - 3 years	31,220
Between 3 - 5 years	19,189
Thereafter	62,587
Total undiscounted lease obligations	$129,637

Summary of amounts recognized in consolidated statements of income (loss) with respect to leases

Year Ended
December 31, 2019
Amortization of right-of-use assets	$12,984
Interest expense on lease obligations	$1,909
Variable lease payments not included in the measurement of lease obligations	$106,909
Expenses relating to short-term leases	$3,595
Expenses relating to leases of low value assets, excluding short-term leases of low value assets	$1,071